Fair Value Measurements (as restated) - Additional Information (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Nov. 16, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants term				5 years
Warrant liabilities	$ 26,049	$ 42,793	[1]	$ 31,200	$ 0
Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	$ 4,428	$ 6,372		$ 4,400
Fair value (in dollars per warrant)	$ 1.64	$ 2.36		$ 1.63

[1]	For discussion on the restatement adjustments, see Note 4.